UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2019

ENTRUST GLOBAL —

ALTERNATIVE CORE FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks total return.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of EnTrust Global — Alternative Core Fund for the six-month reporting period ended June 30, 2019. Please read on for Fund performance information during the Fund’s reporting period.

Special shareholder notice

The Board of Trustees of Legg Mason Partners Equity Trust on behalf of EnTrust Global — Alternative Core Fund (prior to April 29, 2019, known as EnTrustPermal Alternative Core Fund) (the “Fund”) has approved a proposal to terminate and liquidate the Fund. The Fund is expected to cease operations on or about September 6, 2019 (the “Liquidation Date”). Before that date, the assets of the Fund will be liquidated at the discretion of Fund management and the Fund will cease to pursue its investment objective.

Effective as of the close of market on June 28, 2019, the Fund is closed to purchases and incoming exchanges, except for the reinvestment of dividends and distributions. Current shareholders investing through a systematic investment plan or payroll deduction or investing through a 401(k) plan or retirement platform will be permitted to purchase additional Fund shares for a limited period of time in order to permit them to select an investment alternative. The Fund will close to all investments two days prior to the Liquidation Date.

Also effective June 28, 2019, any applicable deferred sales charges will be waived for shareholders who redeem before the Liquidation Date.

Shareholders who are otherwise subject to Federal income tax should be aware that the liquidation of the Fund will be a taxable event to the extent of any gains they may realize. Shareholders should contact their tax adviser for more information.

II	EnTrust Global — Alternative Core Fund

In connection with the liquidation, the Fund may declare taxable distributions of its net investment income and net capital gain (including net capital gains, if any, from the liquidation of the assets of the Fund) in advance of its regular annual distribution schedule.

In addition, Christopher Zuehlsdorff, CFA, who has been a portfolio manager for the Fund since 2009, serves as the sole portfolio manager for the Fund.

Please contact Legg Mason Shareholder Services at 1-877-721-1926 with any questions.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 26, 2019

EnTrust Global — Alternative Core Fund	III

Performance review

For the six months ended June 30, 2019, Class A shares of EnTrust Global — Alternative Core Fund, excluding sales charges, returned 3.25%. The Fund’s unmanaged benchmark, the HFRX Global Hedge Fund Index1, returned 4.58% for the same period. The Lipper Alternative Multi-Strategy Funds Category Average2 returned 4.65% over the same time frame.

Performance Snapshot as of June 30, 2019 (unaudited)
(excluding sales charges)	6 months
EnTrust Global — Alternative Core Fund:
Class A	3.25%
Class C	2.86%
Class FI	3.32%
Class I	3.49%
Class IS	3.52%
HFRX Global Hedge Fund Index	4.58%
Lipper Alternative Multi-Strategy Funds Category Average	4.65%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The composition of the Fund’s investment portfolio will vary over time, based on EnTrustPermal Partners Offshore LP’s (“EPOLP”) overall allocation decisions and top-down and bottom-up implementation.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated April 29, 2019, the gross total annual fund operating expense ratios for Class A, Class C, Class FI, Class I and Class IS shares were 1.92%, 2.67%, 1.94%, 1.67% and 1.68%, respectively.

[1]

The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event-driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2019 including the reinvestment of all distributions, including returns of capital, if any, calculated among the 186 funds in the Fund’s Lipper category, and excluding sales charges, if any.

IV	EnTrust Global — Alternative Core Fund

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses (other than interest, brokerage (including brokerage commissions on purchases and sales of closed-end funds, ETFs, ETNs and other assets), taxes, incentive or performance based fees of underlying funds, acquired fund fees and expenses, dividend and interest expenses on securities sold short and extraordinary expenses) will not exceed 1.45% for Class A shares, 2.20% for Class C shares, 1.45% for Class FI shares, 1.10% for Class I shares and 1.00% for Class IS shares, subject to recapture. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares, subject to recapture. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap for Class A, Class C, Class FI, Class I and Class IS shares as a result of acquired fund fees and expenses, and dividend and interest expenses on securities sold short. These arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 26, 2019

RISKS: All investments are subject to risk, including the possible loss of principal. In addition to the Fund’s operating expenses, investors will indirectly bear the operating expenses of the underlying funds, including ETFs. The Fund may employ leverage, which may increase volatility and possibility of loss. Derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The Fund and some of the underlying funds may employ short selling, which is a speculative strategy. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. The Fund and each underlying fund may engage in active and frequent trading, resulting in higher portfolio turnover rates and transaction costs. The Fund may invest in unregistered hedge funds, which are highly speculative investments that employ aggressive investment strategies and carry substantial risk. Investments in hedge funds are generally illiquid, difficult to value and may carry significant restrictions for transferring assets. There is no

EnTrust Global — Alternative Core Fund	V

Performance review (cont’d)

assurance that these and other strategies used by the Fund will be successful. International investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. Equity securities are subject to market and price fluctuations. Fixed income securities involve interest rate, credit, inflation, and reinvestment risks. As interest rates rise, the value of fixed-income securities falls. High yield (“junk”) bonds possess greater price volatility, illiquidity, and possibility of default. Additional risks may include those risks associated with investing in commodities, ETFs, exchange-traded notes and master limited partnerships. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

VI	EnTrust Global — Alternative Core Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2019 and December 31, 2018 and does not include derivatives, such as futures contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

*	Represents less than 0.1%.

EnTrust Global — Alternative Core Fund 2019 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2019 and held for the six months ended June 30, 2019.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	3.25%	$1,000.00	$1,032.50	1.41%	$7.11	Class A	5.00%	$1,000.00	$1,017.80	1.41%	$7.05
Class C	2.86	1,000.00	1,028.60	2.16	10.86	Class C	5.00	1,000.00	1,014.08	2.16	10.79
Class FI	3.32	1,000.00	1,033.20	1.47	7.41	Class FI	5.00	1,000.00	1,017.50	1.47	7.35
Class I	3.49	1,000.00	1,034.90	1.12	5.65	Class I	5.00	1,000.00	1,019.24	1.12	5.61
Class IS	3.52	1,000.00	1,035.20	1.02	5.15	Class IS	5.00	1,000.00	1,019.74	1.02	5.11

2	EnTrust Global — Alternative Core Fund 2019 Semi-Annual Report

[1]	For the six months ended June 30, 2019.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

EnTrust Global — Alternative Core Fund 2019 Semi-Annual Report	3

Consolidated schedule of investments (unaudited)

June 30, 2019

EnTrust Global — Alternative Core Fund

Security	Shares	Value
Common Stocks — 18.8%
Energy — 2.8%
Oil, Gas & Consumable Fuels — 2.8%
Cheniere Energy Inc.	9,500	$650,275	*
GasLog Ltd.	20,300	292,320
Kinder Morgan Inc.	54,800	1,144,224
Total Energy		2,086,819
Financials — 9.5%
Banks — 3.5%
Atlantic Capital Bancshares Inc.	13,000	222,560	*
Banner Corp.	4,300	232,845
First Foundation Inc.	17,000	228,480
IBERIABANK Corp.	3,300	250,305
Independent Bank Group Inc.	4,600	252,816
Pacific Premier Bancorp Inc.	7,500	231,600
PacWest Bancorp	6,300	244,629
Pinnacle Financial Partners Inc.	4,300	247,164
Seacoast Banking Corp. of Florida	8,700	221,328	*
Sterling Bancorp	12,600	268,128
Veritex Holdings Inc.	9,500	246,525
Total Banks		2,646,380
Mortgage Real Estate Investment Trusts (REITs) — 6.0%
MFA Financial Inc.	106,900	767,542
New Residential Investment Corp.	48,700	749,493
PennyMac Mortgage Investment Trust	35,300	770,599
Redwood Trust Inc.	47,300	781,869
Starwood Property Trust Inc.	33,429	759,507
TPG RE Finance Trust Inc.	38,900	750,381
Total Mortgage Real Estate Investment Trusts (REITs)		4,579,391
Total Financials		7,225,771
Industrials — 0.4%
Aerospace & Defense — 0.4%
Arconic Inc.	12,800	330,496
Materials — 6.1%
Containers & Packaging — 3.0%
RPC Group PLC	229,954	2,314,658	(a)
Metals & Mining — 3.1%
BHP Billiton Ltd.	5,400	313,794
Constellium NV, Class A Shares	30,500	306,220	*
First Quantum Minerals Ltd.	41,300	392,327
Freeport-McMoRan Inc.	27,100	314,631

See Notes to Consolidated Financial Statements.

4	EnTrust Global — Alternative Core Fund 2019 Semi-Annual Report

EnTrust Global — Alternative Core Fund

Security			Shares	Value
Metals & Mining — continued
Glencore PLC			97,774	$340,227	(a)
Kaiser Aluminum Corp.			3,800	370,918
Lundin Mining Corp.			58,800	323,736
Total Metals & Mining				2,361,853
Total Materials				4,676,511
Total Common Stocks (Cost — $13,595,360)				14,319,597
Investments in Underlying Funds — 6.2%
SPDR Gold Trust — SPDR Gold Shares (Cost — $4,402,528)			35,547	4,734,860	*

			Shares/Units
Master Limited Partnerships — 1.5%
Diversified Energy Infrastructure — 1.5%
Energy Transfer LP (Cost — $1,174,398)			81,100	1,141,888

	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.0%
Exchange-Traded Purchased Options — 0.0%
SPDR S&P 500 ETF Trust, Put @ $260.00	7/19/19	400	11,720,000	5,600
SPDR S&P 500 ETF Trust, Put @ $260.00	8/16/19	150	4,395,000	9,000
Total Purchased Options (Cost — $184,522)				14,600
Total Investments before Short-Term Investments (Cost — $19,356,808)				20,210,945

	Rate		Shares
Short-Term Investments — 53.7%
Morgan Stanley Liquidity Funds, Government Portfolio, Institutional Class (Cost — $40,896,847)	2.291%		40,896,847	40,896,847
Total Investments — 80.2% (Cost — $60,253,655)				61,107,792
Other Assets in Excess of Liabilities — 19.8%				15,072,709
Total Net Assets — 100.0%				$76,180,501

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviations used in this schedule:

ETF	— Exchange-Traded Fund

SPDR	— Standard & Poor’s Depositary Receipts

See Notes to Consolidated Financial Statements.

EnTrust Global — Alternative Core Fund 2019 Semi-Annual Report	5

Consolidated schedule of investments (unaudited) (cont’d)

June 30, 2019

EnTrust Global — Alternative Core Fund

At June 30, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
CBOE Volatility Index	100	7/19	$1,723,000	$1,552,500	$(170,500)
Contracts to Sell:
S&P 500 E-mini	60	9/19	8,754,960	8,832,600	(77,640)
Net unrealized depreciation on open futures contracts					$(248,140)

At June 30, 2019, the Fund had the following open swap contracts:

		OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount*	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America N.A.	$8,000,544	1/11/21	1-Month LIBOR plus 0.25%	MLEPLNG2 Index(a)	—	$(92,834)
Credit Suisse	7,163,769	2/6/20	CSUSSHOR Index(b)	1-Month LIBOR minus 0.30%	—	355,882
Total	$15,164,313				—	$263,048

†	One time payment made/received by the Fund at termination date.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.

(a)	The following table represents the required top fifty component disclosures associated with the total return custom equity basket swap as of period end.

Security	Shares	Market Value	Percentage of Net Assets
Shopify Inc.	292	$87,783	0.12%
Anaplan Inc.	1,686	85,099	0.11%
Bruker Corp.	1,531	76,479	0.10%
HEICO Corp.	704	72,778	0.10%
Dollarama Inc.	2,059	72,455	0.10%
Advanced Drainage Systems Inc.	2,176	71,356	0.09%
Universal Forest Products Inc.	1,872	71,254	0.09%
CCL Industries Inc.	1,439	70,587	0.09%
Rudolph Technologies Inc.	2,532	69,964	0.09%
Materion Corp.	1,025	69,510	0.09%
Kelly Services Inc.	2,649	69,382	0.09%
Mettler-Toledo International Inc.	81	68,045	0.09%
Cardiovascular Systems Inc.	1,579	67,792	0.09%
Morningstar Inc.	466	67,407	0.09%
NextGen Healthcare Inc.	3,382	67,307	0.09%
Acushnet Holdings Corp.	2,554	67,073	0.09%

See Notes to Consolidated Financial Statements.

6	EnTrust Global — Alternative Core Fund 2019 Semi-Annual Report

EnTrust Global — Alternative Core Fund

Security	Shares	Market Value	Percentage of Net Assets
JD Sports Fashion PLC	8,980	$66,848	0.09%
Watts Water Technologies Inc.	717	66,815	0.09%
Boston Scientific Corp.	1,551	66,667	0.09%
Walmart Inc.	602	66,520	0.09%
Wienerberger AG	2,695	66,434	0.09%
Zoetis Inc.	582	66,056	0.09%
Yum! Brands Inc.	596	65,964	0.09%
CSG Systems International Inc.	1,349	65,877	0.09%
News Corp.	4,699	65,603	0.09%
Kronos Worldwide Inc.	4,280	65,575	0.09%
VeriSign Inc.	313	65,472	0.09%
Rational AG	94	64,657	0.08%
CDW Corp./DE	582	64,607	0.08%
Power Integrations Inc.	802	64,309	0.08%
Neogen Corp.	1,033	64,164	0.08%
Hermes International	89	64,119	0.08%
Constellation Software Inc./Canada	68	64,107	0.08%
Simpson Manufacturing Co Inc.	963	64,006	0.08%
MGE Energy Inc.	875	63,950	0.08%
Enghouse Systems Ltd.	2,415	63,880	0.08%
North West Co Inc./The	2,778	63,424	0.08%
Otter Tail Corp.	1,191	62,901	0.08%
L’Oreal SA	219	62,320	0.08%
Badger Meter Inc.	1,043	62,261	0.08%
Stryker Corp.	302	62,090	0.08%
Coloplast A/S	547	61,758	0.08%
T-Mobile US Inc.	830	61,541	0.08%
Johnson Outdoors Inc.	825	61,525	0.08%
ONE Gas Inc.	679	61,318	0.08%
WSP Global Inc.	1,112	61,231	0.08%
Integra LifeSciences Holdings Corp.	1,096	61,216	0.08%
Home Depot Inc./The	294	61,148	0.08%
Loblaw Cos Ltd.	1,190	60,945	0.08%
Johnson & Johnson	437	60,870	0.08%
(b) The following table represents the required top fifty component disclosures associated with the total return custom equity basket swap as of period end.
Security	Shares	Market Value	Percentage of Net Assets
Hertz Global Holdings Inc.	5,236	$83,565	0.11%
Kratos Defense & Security Solutions Inc.	3,535	80,926	0.11%

See Notes to Consolidated Financial Statements.

EnTrust Global — Alternative Core Fund 2019 Semi-Annual Report	7

Consolidated schedule of investments (unaudited) (cont’d)

June 30, 2019

EnTrust Global — Alternative Core Fund

Security	Shares	Market Value	Percentage of Net Assets
Intrexon Corp.	9,767	$74,815	0.10%
Aerojet Rocketdyne Holdings Inc.	1,596	71,443	0.09%
Detour Gold Corp.	5,657	71,381	0.09%
La Jolla Pharmaceutical Co.	7,681	71,048	0.09%
Caesars Entertainment Corp.	5,961	70,458	0.09%
WageWorks Inc.	1,373	69,737	0.09%
Strategic Education Inc.	389	69,232	0.09%
Arconic Inc.	2,680	69,207	0.09%
JM AB	2,946	67,650	0.09%
Sarepta Therapeutics Inc.	438	66,577	0.09%
Shake Shack Inc.	920	66,408	0.09%
Switch Inc.	5,066	66,310	0.09%
Sunrun Inc.	3,529	66,195	0.09%
Ultra Clean Holdings Inc.	4,710	65,560	0.09%
CarMax Inc.	747	64,859	0.09%
Snap Inc.	4,426	63,288	0.08%
Aramark	1,749	63,066	0.08%
PH Glatfelter Co.	3,719	62,784	0.08%
First Solar Inc.	951	62,486	0.08%
McDermott International Inc.	6,404	61,860	0.08%
Vulcan Materials Co.	450	61,782	0.08%
Clearway Energy Inc.	3,603	60,754	0.08%
Martin Marietta Materials Inc.	264	60,713	0.08%
Marvell Technology Group Ltd.	2,533	60,459	0.08%
William Lyon Homes	3,311	60,364	0.08%
Clearway Energy Inc.	3,730	60,346	0.08%
Inphi Corp.	1,194	59,820	0.08%
Crown Holdings Inc.	969	59,228	0.08%
Intelsat SA	3,041	59,139	0.08%
NCC AB.	3,393	58,727	0.08%
Esperion Therapeutics Inc.	1,261	58,668	0.08%
CF Industries Holdings Inc.	1,247	58,231	0.08%
Air Transport Services Group Inc.	2,383	58,140	0.08%
United Rentals Inc.	438	58,046	0.08%
Carvana Co.	924	57,804	0.08%
South Jersey Industries Inc.	1,713	57,763	0.08%
Chuy’s Holdings Inc.	2,484	56,937	0.07%
Pattern Energy Group Inc.	2,444	56,430	0.07%
Nomad Foods Ltd.	2,639	56,362	0.07%
Boralex Inc.	3,745	56,323	0.07%

See Notes to Consolidated Financial Statements.

8	EnTrust Global — Alternative Core Fund 2019 Semi-Annual Report

EnTrust Global — Alternative Core Fund

Security	Shares	Market Value	Percentage of Net Assets
Vail Resorts Inc.	249	$55,605	0.07%
Kirby Corp.	704	55,592	0.07%
Dine Brands Global Inc.	581	55,448	0.07%
KB Home	2,155	55,446	0.07%
Triumph Group Inc.	2,412	55,245	0.07%
Ashland Global Holdings Inc.	685	54,797	0.07%
Tribune Media Co.	1,176	54,339	0.07%
Audentes Therapeutics Inc.	1,435	54,318	0.07%

Abbreviations used in this table:

LIBOR	— London Interbank Offered Rate

See Notes to Consolidated Financial Statements.

EnTrust Global — Alternative Core Fund 2019 Semi-Annual Report	9

Consolidated statement of assets and liabilities (unaudited)

June 30, 2019

Assets:
Investments, at value (Cost — $60,253,655)	$61,107,792
Foreign currency, at value (Cost — $2)	2
Deposits with brokers for OTC derivatives	7,690,000
Receivable for securities sold	3,963,384
Deposits with brokers for open futures contracts	3,447,605
Foreign currency collateral for open futures contracts, at value (Cost — $1,109,825)	1,106,080
OTC swaps, at value (premiums received — $0)	355,882
Interest and dividends receivable	119,384
Receivable for open OTC swap contracts	67,877
Interest receivable on collateral for securities sold short	14,569
Receivable for Fund shares sold	11,895
Prepaid expenses	52,096
Total Assets	77,936,566

Liabilities:
Payable for Fund shares repurchased	441,370
Payable for securities purchased	404,244
Foreign currency collateral due to broker for open futures contracts, at value (Cost $355,845)	361,441
Payable to broker — variation margin on open futures contracts	94,900
OTC swaps, at value (premiums paid — $0)	92,834
Payable for open OTC swap contracts	88,897
Investment management fee payable	28,596
Service and/or distribution fees payable	10,576
Trustees’ fees payable	3,088
Accrued expenses	230,119
Total Liabilities	1,756,065
Total Net Assets	$76,180,501

Net Assets:
Par value (Note 7)	$59
Paid-in capital in excess of par value	89,250,729
Total distributable earnings (loss)	(13,070,287)
Total Net Assets	$76,180,501

See Notes to Consolidated Financial Statements.

10	EnTrust Global — Alternative Core Fund 2019 Semi-Annual Report

Net Assets:
Class A	$9,311,947
Class C	$10,263,861
Class FI	$45,850
Class I	$56,390,729
Class IS	$168,114

Shares Outstanding:
Class A	722,686
Class C	803,987
Class FI	3,468
Class I	4,374,053
Class IS	12,871

Net Asset Value:
Class A (and redemption price)	$12.89
Class C*	$12.77
Class FI (and redemption price)	$13.22
Class I (and redemption price)	$12.89
Class IS (and redemption price)	$13.06
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$13.68

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Consolidated Financial Statements.

EnTrust Global — Alternative Core Fund 2019 Semi-Annual Report	11

Consolidated statement of operations (unaudited)

For the Six Months Ended June 30, 2019

Investment Income:
Dividends	$367,645
Interest	464,993
Less: Foreign taxes withheld	(1,033)
Total Investment Income	831,605

Expenses:
Investment management fee (Note 2)	465,767
Transfer agent fees (Note 5)	89,302
Legal fees	82,828
Service and/or distribution fees (Notes 2 and 5)	70,458
Registration fees	42,287
Fund accounting fees	38,712
Audit and tax fees	20,357
Shareholder reports	16,023
Commodity pool reports	13,389
Dividend expense on securities sold short	11,173
Trustees’ fees	4,886
Insurance	2,062
Custody fees	803
Interest expense	316
Miscellaneous expenses	5,018
Total Expenses	863,381
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(209,791)
Net Expenses	653,590
Net Investment Income	178,015

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Short Sales, Swap Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(2,773,755)
Futures contracts	(404,941)
Securities sold short	(634,361)
Swap contracts	(2,139,948)
Foreign currency transactions	40,859
Net Realized Loss	(5,912,146)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	12,479,855
Futures contracts	(500,060)
Securities sold short	(171,152)

See Notes to Consolidated Financial Statements.

12	EnTrust Global — Alternative Core Fund 2019 Semi-Annual Report

Swap contracts	(2,287,336)
Foreign currencies	(57,741)
Change in Net Unrealized Appreciation (Depreciation)	9,463,566
Net Gain on Investments, Futures Contracts, Short Sales, Swap Contracts and Foreign Currency Transactions	3,551,420
Increase in Net Assets From Operations	$3,729,435

See Notes to Consolidated Financial Statements.

EnTrust Global — Alternative Core Fund 2019 Semi-Annual Report	13

Consolidated statements of changes in net assets

For the Six Months Ended June 30, 2019 (unaudited) and the Year Ended December 31, 2018	2019	2018

Operations:
Net investment income	$178,015	$598,210
Net realized loss	(5,912,146)	(3,832,458)
Change in net unrealized appreciation (depreciation)	9,463,566	(19,606,103)
Increase (Decrease) in Net Assets From Operations	3,729,435	(22,840,351)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(400,005)	(2,000,003)
Decrease in Net Assets From Distributions to Shareholders	(400,005)	(2,000,003)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	12,589,391	55,752,166
Reinvestment of distributions	320,555	1,672,143
Cost of shares repurchased	(66,718,071)	(267,405,371)
Decrease in Net Assets From Fund Share Transactions	(53,808,125)	(209,981,062)
Decrease in Net Assets	(50,478,695)	(234,821,416)

Net Assets:
Beginning of period	126,659,196	361,480,612
End of period	$76,180,501	$126,659,196

See Notes to Consolidated Financial Statements.

14	EnTrust Global — Alternative Core Fund 2019 Semi-Annual Report

Consolidated financial highlights

For a share of common stock outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$12.54	$14.06	$13.80	$13.24	$13.96	$15.02

Income (loss) from operations:
Net investment income (loss)	0.05	0.02	(0.04)	0.04	0.20	0.34
Net realized and unrealized gain (loss)	0.37	(1.36)	0.32	0.62	(0.37)	0.23
Total income (loss) from operations	0.42	(1.34)	0.28	0.66	(0.17)	0.57

Less distributions from:
Net investment income	(0.07)	(0.18)	(0.02)	(0.03)	(0.26)	(0.81)
Net realized gains	—	—	—	(0.07)	(0.29)	(0.82)
Return of capital	—	—	(0.00) [3]	—	—	—
Total distributions	(0.07)	(0.18)	(0.02)	(0.10)	(0.55)	(1.63)

Net asset value, end of period	$12.89	$12.54	$14.06	$13.80	$13.24	$13.96
Total return[4]	3.25%	(9.50)%	2.03%	5.07%	(1.26)%	3.82%

Net assets, end of period (000s)	$9,312	$11,939	$22,165	$47,467	$35,704	$14,324

Ratios to average net assets:
Gross expenses[5]	1.75%[6]	1.72%	1.62%	1.76%	1.46%	1.40%
Net expenses[5,7,8]	1.41 [6]	1.54	1.61	1.37	1.21	0.39
Net investment income (loss)	0.78 [6]	0.13	(0.30)	0.31	1.46	2.27

Portfolio turnover rate	78%[9]	190%[9]	78%[9]	85%[9]	105%[9]	111%

See Notes to Consolidated Financial Statements.

EnTrust Global — Alternative Core Fund 2019 Semi-Annual Report	15

Consolidated financial highlights (cont’d)

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, effective January 5, 2018, the ratio of total annual fund operating expenses, other than interest, brokerage (including brokerage commissions on purchases and sales of closed-end funds, exchange-traded funds, exchange-traded notes and other assets), taxes, incentive or performance-based fees of underlying funds, acquired fund fees and expenses, dividend and interest expenses on securities sold short and extraordinary expenses, to average net assets of Class A shares did not exceed 1.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Total annual fund operating expenses, after waiving fees and/or reimbursing expenses, exceed this expense limitation as a result of acquired fund fees and expenses, brokerage commissions on purchases and sales of exchange-traded funds and dividend and interest expense on securities sold short. Prior to January 5, 2018, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage (including brokerage commissions paid on purchases and sales of closed-end funds, exchange-traded funds, exchange-traded notes and other assets), taxes, incentive or performance-based fees of underlying funds, acquired fund fees and expenses, dividend and interest expenses on securities sold short and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceeded this expense limitation as a result of brokerage commissions on purchases and sales of exchange-traded funds, dividend and interest expense on securities sold short and acquired fund fees and expenses. Prior to January 5, 2018, as a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class A shares did not exceed 1.95%. Prior to February 1, 2016, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage (including brokerage commissions paid on purchases and sales of closed-end funds, exchange-traded funds, exchange-traded notes and other assets), taxes, incentive or performance-based fees of underlying funds and extraordinary expenses, to average net assets of Class A shares did not exceed 1.75%. This expense limitation took into account the Underlying Funds expense ratios.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 93%, 261%, 150%, 129% and 141% for the six months ended June 30, 2019, and for the years ended December 31, 2018, 2017, 2016 and 2015, respectively.

See Notes to Consolidated Financial Statements.

16	EnTrust Global — Alternative Core Fund 2019 Semi-Annual Report

For a share of common stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2019[2]		2018	2017	2016	2015	2014

Net asset value, beginning of period	$12.47		$13.93	$13.76	$13.30	$14.03	$15.07

Income (loss) from operations:
Net investment income (loss)	(0.00)	[3]	(0.08)	(0.14)	(0.06)	0.06	0.23
Net realized and unrealized gain (loss)	0.37		(1.33)	0.31	0.62	(0.34)	0.23
Total income (loss) from operations	0.37		(1.41)	0.17	0.56	(0.28)	0.46

Less distributions from:
Net investment income	(0.07)		(0.05)	—	(0.03)	(0.16)	(0.68)
Net realized gains	—		—	—	(0.07)	(0.29)	(0.82)
Total distributions	(0.07)		(0.05)	—	(0.10)	(0.45)	(1.50)

Net asset value, end of period	$12.77		$12.47	$13.93	$13.76	$13.30	$14.03
Total return[4]	2.86%		(10.14)%	1.24%	4.29%	(2.02)%	3.09%

Net assets, end of period (000s)	$10,264		$12,922	$23,861	$29,034	$31,555	$28,315

Ratios to average net assets:
Gross expenses[5]	2.50%[6]		2.47%	2.39%	2.45%	2.18%	2.14%
Net expenses[5,7,8]	2.16	[6]	2.29	2.38	2.12	1.85	1.14
Net investment income (loss)	(0.08)	[6]	(0.61)	(0.98)	(0.46)	0.42	1.54

Portfolio turnover rate	78%[9]		190%[9]	78%[9]	85%[9]	105%[9]	111%

See Notes to Consolidated Financial Statements.

EnTrust Global — Alternative Core Fund 2019 Semi-Annual Report	17

Consolidated financial highlights (cont’d)

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, effective January 5, 2018, the ratio of total annual fund operating expenses, other than interest, brokerage (including brokerage commissions on purchases and sales of closed-end funds, exchange-traded funds, exchange-traded notes and other assets), taxes, incentive or performance-based fees of underlying funds, acquired fund fees and expenses, dividend and interest expenses on securities sold short and extraordinary expenses, to average net assets of Class C shares did not exceed 2.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Total annual fund operating expenses, after waiving fees and/or reimbursing expenses, exceed this expense limitation as a result of acquired fund fees and expenses, brokerage commissions on purchases and sales of exchange-traded funds and dividend and interest expense on securities sold short. Prior to January 5, 2018, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage (including brokerage commissions paid on purchases and sales of closed-end funds, exchange-traded funds, exchange-traded notes and other assets), taxes, incentive or performance-based fees of underlying funds, acquired fund fees and expenses, dividend and interest expenses on securities sold short and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceeded this expense limitation as a result of brokerage commissions on purchases and sales of exchange-traded funds, dividend and interest expense on securities sold short and acquired fund fees and expenses. Prior to January 5, 2018, as a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class C shares did not exceed 2.70%. Prior to February 1, 2016, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage (including brokerage commissions paid on purchases and sales of closed-end funds, exchange-traded funds, exchange-traded notes and other assets), taxes, incentive or performance-based fees of underlying funds and extraordinary expenses, to average net assets of Class C shares did not exceed 2.50%. This expense limitation took into account the Underlying Funds expense ratios.

[9]

Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 93%, 261%, 150%, 129% and 141% for the six months ended June 30, 2019, and for the years ended December 31, 2018, 2017, 2016 and 2015, respectively.

See Notes to Consolidated Financial Statements.

18	EnTrust Global — Alternative Core Fund 2019 Semi-Annual Report

For a share of common stock outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$12.87	$14.35	$14.09	$13.52	$14.25	$15.27

Income (loss) from operations:
Net investment income (loss)	(0.09)	(0.01)	(0.03)	0.04	0.34	0.33
Net realized and unrealized gain (loss)	0.51	(1.35)	0.32	0.63	(0.51)	0.25
Total income (loss) from operations	0.42	(1.36)	0.29	0.67	(0.17)	0.58

Less distributions from:
Net investment income	(0.07)	(0.12)	(0.03)	(0.03)	(0.27)	(0.78)
Net realized gains	—	—	—	(0.07)	(0.29)	(0.82)
Return of capital	—	—	(0.00) [3]	—	—	—
Total distributions	(0.07)	(0.12)	(0.03)	(0.10)	(0.56)	(1.60)

Net asset value, end of period	$13.22	$12.87	$14.35	$14.09	$13.52	$14.25
Total return[4]	3.32%	(9.51)%	2.03%	5.04%	(1.23)%	3.85%

Net assets, end of period (000s)	$46	$49	$223	$205	$341	$14

Ratios to average net assets:
Gross expenses[5]	1.94%[6]	1.75%	1.66%	1.69%	1.64%	1.69%
Net expenses[5,7,8]	1.47 [6]	1.57	1.64	1.37	1.41	0.38
Net investment income (loss)	(1.32) [6]	(0.08)	(0.20)	0.31	2.41	2.18

Portfolio turnover rate	78%[9]	190%[9]	78%[9]	85%[9]	105%[9]	111%

See Notes to Consolidated Financial Statements.

EnTrust Global — Alternative Core Fund 2019 Semi-Annual Report	19

Consolidated Financial highlights (cont’d)

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, effective January 5, 2018, the ratio of total annual fund operating expenses, other than interest, brokerage (including brokerage commissions on purchases and sales of closed-end funds, exchange-traded funds, exchange-traded notes and other assets), taxes, incentive or performance-based fees of underlying funds, acquired fund fees and expenses, dividend and interest expenses on securities sold short and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Total annual fund operating expenses, after waiving fees and/or reimbursing expenses, exceed this expense limitation as a result of acquired fund fees and expenses, brokerage commissions on purchases and sales of exchange-traded funds and dividend and interest expense on securities sold short. Prior to January 5, 2018, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage (including brokerage commissions paid on purchases and sales of closed-end funds, exchange-traded funds, exchange-traded notes and other assets), taxes, incentive or performance-based fees of underlying funds, acquired fund fees and expenses, dividend and interest expenses on securities sold short and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceeded this expense limitation as a result of brokerage commissions on purchases and sales of exchange-traded funds, dividend and interest expense on securities sold short and acquired fund fees and expenses. Prior to January 5, 2018, as a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class FI shares did not exceed 1.95%. Prior to February 1, 2016, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage (including brokerage commissions paid on purchases and sales of closed-end funds, exchange-traded funds, exchange-traded notes and other assets), taxes, incentive or performance-based fees of underlying funds and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.75%. This expense limitation took into account the Underlying Funds expense ratios.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 93%, 261%, 150%, 129% and 141% for the six months ended June 30, 2019, and for the years ended December 31, 2018, 2017, 2016 and 2015, respectively.

See Notes to Consolidated Financial Statements.

20	EnTrust Global — Alternative Core Fund 2019 Semi-Annual Report

For a share of common stock outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$12.53	$14.04	$13.82	$13.23	$13.94	$15.00

Income (loss) from operations:
Net investment income	0.02	0.04	0.01	0.08	0.24	0.38
Net realized and unrealized gain (loss)	0.41	(1.34)	0.31	0.61	(0.38)	0.23
Total income (loss) from operations	0.43	(1.30)	0.32	0.69	(0.14)	0.61

Less distributions from:
Net investment income	(0.07)	(0.21)	(0.10)	(0.03)	(0.28)	(0.85)
Net realized gains	—	—	—	(0.07)	(0.29)	(0.82)
Return of capital	—	—	(0.00) [3]	—	—	—
Total distributions	(0.07)	(0.21)	(0.10)	(0.10)	(0.57)	(1.67)

Net asset value, end of period	$12.89	$12.53	$14.04	$13.82	$13.23	$13.94
Total return[4]	3.49%	(9.34)%	2.30%	5.30%	(1.02)%	4.09%

Net assets, end of period (000s)	$56,391	$102	$315	$202	$148	$54

Ratios to average net assets:
Gross expenses[5]	1.54%[6]	1.48%	1.44%	1.53%	1.22%	1.13%
Net expenses[5,7,8]	1.12 [6]	1.30	1.41	1.12	0.96	0.14
Net investment income	0.35 [6]	0.31	0.06	0.56	1.75	2.59

Portfolio turnover rate	78%[9]	190%[9]	78%[9]	85%[9]	105%[9]	111%

See Notes to Consolidated Financial Statements.

EnTrust Global — Alternative Core Fund 2019 Semi-Annual Report	21

Consolidated Financial highlights (cont’d)

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, effective January 5, 2018, the ratio of total annual fund operating expenses, other than interest, brokerage (including brokerage commissions on purchases and sales of closed-end funds, exchange-traded funds, exchange-traded notes and other assets), taxes, incentive or performance-based fees of underlying funds, acquired fund fees and expenses, dividend and interest expenses on securities sold short and extraordinary expenses, to average net assets of Class I shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Total annual fund operating expenses, after waiving fees and/or reimbursing expenses, exceed this expense limitation as a result of acquired fund fees and expenses, brokerage commissions on purchases and sales of exchange-traded funds and dividend and interest expense on securities sold short. Prior to January 5, 2018 as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage (including brokerage commissions paid on purchases and sales of closed-end funds, exchange-traded funds, exchange-traded notes and other assets), taxes, incentive or performance-based fees of underlying funds, acquired fund fees and expenses, dividend and interest expenses on securities sold short and extraordinary expenses, to average net assets of Class I shares did not exceed 0.90%. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceeded this expense limitation as a result of brokerage commissions on purchases and sales of exchange-traded funds, dividend and interest expense on securities sold short and acquired fund fees and expenses. Prior to January 5, 2018 as a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class I shares did not exceed 1.70%. Prior to February 1, 2016, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage (including brokerage commissions paid on purchases and sales of closed-end funds, exchange-traded funds, exchange-traded notes and other assets), taxes, incentive or performance-based fees of underlying funds and extraordinary expenses, to average net assets of Class I shares did not exceed 1.50%. This expense limitation took into account the Underlying Funds expense ratios.

[9]

Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 93%, 261%, 150%, 129% and 141% for the six months ended June 30, 2019, and for the years ended December 31, 2018, 2017, 2016 and 2015, respectively.

See Notes to Consolidated Financial Statements.

22	EnTrust Global — Alternative Core Fund 2019 Semi-Annual Report

For a share of common stock outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$12.68	$14.23	$14.03	$13.42	$14.13	$15.16

Income (loss) from operations:
Net investment income (loss)	0.09	0.09	(0.01)	0.15	0.19	0.41
Net realized and unrealized gain (loss)	0.36	(1.41)	0.32	0.56	(0.33)	0.20
Total income (loss) from operations	0.45	(1.32)	0.31	0.71	(0.14)	0.61

Less distributions from:
Net investment income	(0.07)	(0.23)	(0.11)	(0.03)	(0.28)	(0.82)
Net realized gains	—	—	—	(0.07)	(0.29)	(0.82)
Return of capital	—	—	(0.00) [3]	—	—	—
Total distributions	(0.07)	(0.23)	(0.11)	(0.10)	(0.57)	(1.64)

Net asset value, end of period	$13.06	$12.68	$14.23	$14.03	$13.42	$14.13
Total return[4]	3.52%	(9.24)%	2.19%	5.38%	(0.97)%	4.06%

Net assets, end of period (000s)	$168	$156	$54	$133	$14	$22

Ratios to average net assets:
Gross expenses[5]	1.45%[6]	1.47%	1.33%	2.54%	1.32%	1.37%
Net expenses[5,7,8]	1.02 [6]	1.22	1.33	1.05	0.82	0.15
Net investment income (loss)	1.38 [6]	0.67	(0.04)	1.11	1.32	2.72

Portfolio turnover rate	78%[9]	190%[9]	78%[9]	85%[9]	105%[9]	111%

See Notes to Consolidated Financial Statements.

EnTrust Global — Alternative Core Fund 2019 Semi-Annual Report	23

Consolidated financial highlights (cont’d)

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, effective January 5, 2018, the ratio of total annual fund operating expenses, other than interest, brokerage (including brokerage commissions on purchases and sales of closed-end funds, exchange-traded funds, exchange-traded notes and other assets), taxes, incentive or performance-based fees of underlying funds, acquired fund fees and expenses, dividend and interest expenses on securities sold short and extraordinary expenses, to average net assets of Class IS shares did not exceed 1.00%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Total annual fund operating expenses, after waiving fees and/or reimbursing expenses, exceed this expense limitation as a result of acquired fund fees and expenses, brokerage commissions on purchases and sales of exchange-traded funds and dividend and interest expense on securities sold short. Prior to January 5, 2018, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage (including brokerage commissions paid on purchases and sales of closed-end funds, exchange-traded funds, exchange-traded notes and other assets), taxes, incentive or performance-based fees of underlying funds, acquired fund fees and expenses, dividend and interest expenses on securities sold short and extraordinary expenses, to average net assets of Class IS shares did not exceed 0.90%. In addition, prior to January 5, 2018, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceeded this expense limitation as a result of brokerage commissions on purchases and sales of exchange-traded funds, dividend and interest expense on securities sold short and acquired fund fees and expenses. Prior to January 5, 2018, as a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class IS shares did not exceed 1.70%. Prior to February 1, 2016, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage (including brokerage commissions paid on purchases and sales of closed-end funds, exchange-traded funds, exchange-traded notes and other assets), taxes, incentive or performance-based fees of underlying funds and extraordinary expenses, to average net assets of Class IS shares did not exceed 1.50%. In addition, effective February 3, 2015, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitations took into account the Underlying Funds expense ratios.

[9]

Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 93%, 261%, 150%, 129% and 141% for the six months ended June 30, 2019, and for the years ended December 31, 2018, 2017, 2016 and 2015, respectively.

See Notes to Consolidated Financial Statements.

24	EnTrust Global — Alternative Core Fund 2019 Semi-Annual Report

Notes to consolidated financial statements (unaudited)

1. Organization and significant accounting policies

EnTrust Global — Alternative Core Fund (formerly EnTrustPermal Alternative Core Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund may invest directly in equity securities, fixed income securities, derivatives and hedge fund strategies, or indirectly through underlying funds, which include exchange-traded funds (“ETFs”), mutual funds, closed-end funds and indexed or other performance-related instruments, including exchange-traded notes as identified by EnTrustPermal Partners Offshore LP (“EPOLP”). Consistent with its investment objective, the Fund may invest in any investment strategy or technique and in any region or country. To the extent that the Fund invests in underlying funds, it may invest in affiliated and unaffiliated ETFs and mutual funds and unaffiliated closed-end funds.

The Fund may seek to gain exposure to certain asset classes, such as ETFs that invest primarily in commodities or certain derivative instruments tied to commodities, through investments in its wholly-owned subsidiary, Alternative Core Fund Ltd. (the “Subsidiary”), organized under the laws of the Cayman Islands. The Subsidiary may invest without limit in these investments. The Subsidiary has the same investment manager and subadviser as the Fund. The Fund may invest up to 25% of its assets in the Subsidiary. These financial statements are consolidated financial statements of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or

EnTrust Global — Alternative Core Fund 2019 Semi-Annual Report	25

Notes to consolidated financial statements (unaudited) (cont’d)

exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund value these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

26	EnTrust Global — Alternative Core Fund 2019 Semi-Annual Report

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Materials	$2,021,626	$2,654,885	—	$4,676,511
Other Common Stocks	9,643,086	—	—	9,643,086
Investments in Underlying Funds	4,734,860	—	—	4,734,860
Master Limited Partnerships	1,141,888	—	—	1,141,888
Purchased Options	14,600	—	—	14,600
Total Long-Term Investments	17,556,060	2,654,885	—	20,210,945
Short-Term Investments†	40,896,847	—	—	40,896,847
Total Investments	$58,452,907	$2,654,885	—	$61,107,792
Other Financial Instruments:
OTC Total Return Swaps	—	355,882	—	355,882
Total	$58,452,907	$3,010,767	—	$61,463,674

EnTrust Global — Alternative Core Fund 2019 Semi-Annual Report	27

Notes to consolidated financial statements (unaudited) (cont’d)

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts	$248,140	—	—	$248,140
OTC Total Return Swaps	—	$92,834	—	92,834
Total	$248,140	$92,834	—	$340,974

†	See Consolidated Schedule of Investments for additional detailed categorizations.

(b) Master limited partnerships. The Fund may not invest more than 25% of the value of its total assets in the securities of Master Limited Partnerships (“MLPs”) that are treated for U.S. federal income tax purposes as qualified publicly traded partnerships. This 25% limitation applies generally to MLPs that focus on commodity and energy-related industries. Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

The Fund, and entities in which the Fund invests, may be subject to audit by the Internal Revenue Service or other applicable tax authorities. The Fund’s taxable income or tax liability for prior taxable years could be adjusted if there is an audit of the Fund, or of any entity that is treated as a partnership for tax purposes in which the Fund holds an equity interest. The Fund may be required to pay a fund-level tax as a result of such an adjustment or may pay a “deficiency dividend” to its current shareholders in order to avoid a fund-level tax

28	EnTrust Global — Alternative Core Fund 2019 Semi-Annual Report

associated with the adjustment. The Fund could also be required to pay interest and penalties in connection with such an adjustment.

(c) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Consolidated Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Consolidated Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

EnTrust Global — Alternative Core Fund 2019 Semi-Annual Report	29

Notes to consolidated financial statements (unaudited) (cont’d)

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Consolidated Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Consolidated Schedule of Investments and restricted cash, if any, is identified on the Consolidated Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Consolidated Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Consolidated Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Consolidated Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Consolidated Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2019, the Fund did not hold any credit default swaps to sell protection.

For average notional amounts of swaps held during the six months ended June 30, 2019, see Note 4.

Total return swaps

The Fund enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument or basket of instruments for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.

(f) Short sale transactions. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it in the open market at the time of replacement. The proceeds received by the Fund for the short sale are retained by the broker as collateral until the Fund replaces the borrowed security. If the market value of

30	EnTrust Global — Alternative Core Fund 2019 Semi-Annual Report

the security sold short increases, additional collateral may be required. The amount of collateral required is determined daily by reference to the market value of the short positions. Liabilities for securities sold short are marked-to-market daily and reported at market value in the financial statements.

Short sale transactions may result in a risk of loss that may exceed the amount shown on the Consolidated Statement of Assets and Liabilities. A gain, limited to the price at which the Fund sold the security short, or a loss, potentially unlimited in size, will be recognized upon termination of a short sale. Dividends on short positions are recorded as a liability on the ex-dividend date and are shown in the Consolidated Statement of Operations as Dividend Expense because the Fund must pay the dividend to the lender of the security.

Short selling is a technique that may be considered speculative, involves risk beyond the amount of money used to secure each transaction and may represent a form of leverage.

(g) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(h) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign

EnTrust Global — Alternative Core Fund 2019 Semi-Annual Report	31

Notes to consolidated financial statements (unaudited) (cont’d)

currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(i) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA

32	EnTrust Global — Alternative Core Fund 2019 Semi-Annual Report

Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Consolidated Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Consolidated Schedule of Investments.

As of June 30, 2019, the Fund held OTC total return swaps with credit related contingent features which had a liability position of $92,834. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of June 30, 2019, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $1,470,000; which could be used to reduce the required payment.

(j) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(k) Return of capital estimates. Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. Distributions received from the Fund’s investments in Real Estate Investment Trusts (“REITs”) generally are comprised of income, realized capital gains and return of capital. The Fund records investment income, realized capital gains and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP or REIT and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

EnTrust Global — Alternative Core Fund 2019 Semi-Annual Report	33

Notes to consolidated financial statements (unaudited) (cont’d)

(l) Partnership accounting policy. The Fund records its pro rata share of the income (loss) and capital gains (losses), to the extent of distributions it has received, allocated from the underlying partnerships and accordingly adjusts the cost basis of the underlying partnerships for return of capital. These amounts are included in the Fund’s Consolidated Statement of Operations.

(m) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(n) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(o) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(p) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2018, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(q) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and EnTrustPermal Partners Offshore LP (“EPOLP”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and

34	EnTrust Global — Alternative Core Fund 2019 Semi-Annual Report

short-term instruments allocated to it. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”) and EPOLP is a subsidiary of Legg Mason.

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
Up to and including $1 billion	0.900%
Over $1 billion and up to and including $2 billion	0.850
Over $2 billion	0.800

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to EPOLP and Western Asset the day-to-day portfolio management of the Fund. LMPFA (not the Fund) pays EPOLP an aggregate fee equal to 70% of the management fee paid to LMPFA for all services provided by EPOLP, net of fee waivers and expense reimbursements and the fee paid to Western Asset for management of the Fund’s cash and short-term instruments allocated to it.

LMPFA has agreed to waive fees and/or reimburse operating expenses, other than interest, brokerage (including brokerage commissions on purchases and sales of closed-end funds, ETFs, exchange-traded notes and other assets), taxes, incentive or performance-based fees of underlying funds, acquired fund fees and expenses, dividend and interest expense on securities sold short and extraordinary expenses, so that the ratio of total annual fund operating expenses did not exceed 1.45% for Class A shares, 2.20% for Class C shares, 1.45% for Class FI shares, 1.10% for Class I shares and 1.00% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

During the six months ended June 30, 2019, fees waived and/or expenses reimbursed amounted to $209,791.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption

EnTrust Global — Alternative Core Fund 2019 Semi-Annual Report	35

Notes to consolidated financial statements (unaudited) (cont’d)

occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2019, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$90	—
CDSCs	—	$2

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Investments*
Purchases	$47,101,242
Sales	120,734,544

*	Excluding securities sold short and covers on securities sold short in the amount of $2,622,728 and $8,953,609, respectively.

At June 30, 2019, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$60,253,655	$1,957,069	$(1,102,932)	$854,137
Swap contracts	—	355,882	(92,834)	263,048
Futures contracts	—	—	(248,140)	(248,140)

36	EnTrust Global — Alternative Core Fund 2019 Semi-Annual Report

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Consolidated Statement of Assets and Liabilities at June 30, 2019.

ASSET DERIVATIVES[1]
Equity Risk
Purchased options[2]	$14,600
OTC swap contracts	355,882
Total	$370,482

LIABILITY DERIVATIVES[1]
Equity Risk
Futures contracts[3]	$248,140
OTC swap contracts	92,834
Total	$340,974

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments at value in the Consolidated Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Consolidated Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Consolidated Statement of Operations for the six months ended June 30, 2019. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Equity Risk	Commodity Risk	Total
Purchased options[1]	$(595,573)	$(49,103)	$(644,676)
Futures contracts	(404,941)	—	(404,941)
Swap contracts	(2,139,948)	—	(2,139,948)
Total	$(3,140,462)	$(49,103)	$(3,189,565)

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from investment transactions in the Consolidated Statement of Operations.

EnTrust Global — Alternative Core Fund 2019 Semi-Annual Report	37

Notes to consolidated financial statements (unaudited) (cont’d)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Equity Risk	Commodity Risk	Total
Purchased options[1]	$203,973	$46,103	$250,076
Futures contracts	(500,060)	—	(500,060)
Swap contracts	(2,287,336)	—	(2,287,336)
Total	$(2,583,423)	$46,103	$(2,537,320)

[1]

The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized appreciation (depreciation) from investments in the Consolidated Statement of Operations.

During the six months ended June 30, 2019, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$82,379
Futures contracts (to buy)	1,066,232
Futures contracts (to sell)	4,285,757

Average Notional Balance
Total return swap contracts	$42,317,310

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2019.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received) [2,3]	Net Amount[4]
Bank of America N.A.	—	$(92,834)	$(92,834)	$92,834	—
Credit Suisse	$355,882	—	355,882	—	$355,882
Total	$355,882	$(92,834)	$263,048	$92,834	$355,882

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Consolidated Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C

38	EnTrust Global — Alternative Core Fund 2019 Semi-Annual Report

and Class FI shares calculated at the annual rate of 0.25%, 1.00% and 0.25% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2019, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$12,940	$7,258
Class C	57,460	8,070
Class FI	58	76
Class I	—	73,833
Class IS	—	65
Total	$70,458	$89,302

For the six months ended June 30, 2019, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$17,959
Class C	19,936
Class FI	110
Class I	171,441
Class IS	345
Total	$209,791

6. Distributions to shareholders by class
	Six Months Ended June 30, 2019	Year Ended December 31, 2018
Net Investment Income:
Class A	$48,929	$173,850
Class C	53,879	48,917
Class FI	230	472
Class I	296,114	1,773,946
Class IS	853	2,818
Total	$400,005	$2,000,003

7. Shares of beneficial interest

At June 30, 2019, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

EnTrust Global — Alternative Core Fund 2019 Semi-Annual Report	39

Notes to consolidated financial statements (unaudited) (cont’d)

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Class A
Shares sold	30,479	$391,433	169,444	$2,299,244
Shares issued on reinvestment	3,605	46,285	13,227	165,198
Shares repurchased	(263,728)	(3,382,760)	(807,266)	(11,010,700)
Net decrease	(229,644)	$(2,945,042)	(624,595)	$(8,546,258)

Class C
Shares sold	6,490	$82,860	52,749	$719,047
Shares issued on reinvestment	3,680	46,842	3,486	43,297
Shares repurchased	(242,626)	(3,093,118)	(732,513)	(9,777,531)
Net decrease	(232,456)	$(2,963,416)	(676,278)	$(9,015,187)

Class FI
Shares issued on reinvestment	18	$230	37	$472
Shares repurchased	(371)	(4,866)	(11,755)	(167,792)
Net decrease	(353)	$(4,636)	(11,718)	$(167,320)

Class I
Shares sold	943,435	$12,106,089	3,848,522	$52,587,931
Shares issued on reinvestment	17,614	226,345	117,016	1,460,358
Shares repurchased	(4,697,443)	(60,235,258)	(18,311,058)	(246,415,469)
Net decrease	(3,736,394)	$(47,902,824)	(14,345,520)	$(192,367,180)

Class IS
Shares sold	692	$9,009	10,706	$145,944
Shares issued on reinvestment	66	853	223	2,818
Shares repurchased	(160)	(2,069)	(2,441)	(33,879)
Net increase	598	$7,793	8,488	$114,883

8. Deferred capital losses

As of December 31, 2018, the Fund had deferred capital losses of $6,740,269, which have no expiration date, that will be available to offset future taxable capital gains.

9. Recent accounting pronouncement

The Fund has adopted the disclosure provisions of the Financial Accounting Standards Board Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820) — Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement

40	EnTrust Global — Alternative Core Fund 2019 Semi-Annual Report

disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

10. Liquidation

On June 28, 2019, the Fund announced that the Board of Trustees of the Fund approved a proposal to terminate and liquidate the Fund. The Fund is expected to cease operations on or about September 6, 2019. Before that date, the assets of the Fund will be liquidated at the discretion of Fund management and the Fund will cease to pursue its investment objective.

EnTrust Global — Alternative Core Fund 2019 Semi-Annual Report	41

EnTrust Global —

Alternative Core Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Stephen R. Gross*

Susan M. Heilbron*

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

Thomas F. Schlafly

Jane Trust

*	Effective February 6, 2019, Mr. Gross and Ms. Heilbron became Trustees.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

EnTrustPermal Partners Offshore LP

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

EnTrust Global — Alternative Core Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

EnTrust Global — Alternative Core Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Previously, the Fund filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. To obtain information on Forms N-PORT and N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of EnTrust Global — Alternative Core Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC Member FINRA, SIPC

PRML011932 8/19 SR19-3681

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 28, 2019

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 28, 2019